UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21364

                          SCHRODER GLOBAL SERIES TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                          Schroder Global Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK  - 97.9%
             BERMUDA  - 1.3%
             DIVERSIFIED INDUSTRIAL - 0.3%
     94,502  Tyco International                                       3,012,724
                                                                 --------------
             INTERNATIONAL OIL, CRUDE & PETROLEUM
             PRODUCTS - 0.1%
     47,744  Nabors Industries (1)                                    1,445,688
                                                                 --------------
             MACHINERY & ENGINEERING SERVICES - 0.0%
        168  Ingersoll-Rand Class A                                       7,204
                                                                 --------------
             MULTI-LINE PROPERTY & CASUALTY INSURANCE - 0.9%
     64,338  ACE                                                      3,717,449
     35,034  Arch Capital Group (1)                                   2,262,846
     66,267  Axis Capital Holdings                                    2,183,498
     13,924  PartnerRe                                                  946,832
                                                                 --------------
                                                                      9,110,625
                                                                 --------------
             Total Bermuda                                           13,576,241
                                                                 --------------
             CANADA  - 5.4%
             AUTO COMPONENTS - 0.1%
     17,453  Magna International Class A                              1,362,449
                                                                 --------------
             CHEMICALS - 0.1%
     33,330  Agrium                                                   1,154,341
                                                                 --------------
             COMMERCIAL & OTHER BANKS - 1.0%
     27,970  Bank of Montreal                                         1,664,270
     19,125  Bank of Nova Scotia                                        825,077
     49,956  National Bank of Canada                                  2,729,620
     38,986  Royal Bank of Canada                                     1,809,141
     71,233  Toronto-Dominion Bank                                    4,230,632
                                                                 --------------
                                                                     11,258,740
             COMPUTERS/TELECOMMUNICATIONS & OFFICE
             EQUIPMENT - 0.1%
      8,127  Research In Motion (1)                                   1,036,493
                                                                 --------------
             ELECTRIC, GAS UTILITIES & TELEPHONE - 0.3%
      1,759  Canadian Utilities Class A                                  65,406
     10,046  Manitoba Telecom Services                                  407,356
     30,113  TELUS (Non-Voting)                                       1,390,736
     24,948  TransCanada                                                827,571
                                                                 --------------
                                                                      2,691,069
             ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT - 0.2%
     58,764  BCE                                                      1,545,264

   Shares                                                            Value $
  --------                                                          ---------
      5,550  Bell Aliant Regional Communications Income Fund            138,774
                                                                 --------------
                                                                      1,684,038
             FINANCIAL INSTITUTION & SERVICES - 0.9%
     49,022  Great-West Lifeco                                        1,436,995
     41,067  IGM Financial                                            1,746,901
      7,717  Industrial Alliance Insurance & Financial Services         228,572
     81,450  Manulife Financial                                       2,748,228
    131,294  Power Corp. of Canada                                    3,975,867
        671  Power Financial                                             21,426
                                                                 --------------
                                                                     10,157,989
             FOOD & GROCERY PRODUCTS - 0.1%
     20,495  George Weston                                            1,361,979
                                                                 --------------
             HEALTH & PERSONAL CARE - 0.1%
     40,108  Biovail                                                    815,045
                                                                 --------------
             INSURANCE-LIFE & AGENTS/BROKERS - 0.0%
        452  Northbridge Financial                                       11,525
                                                                 --------------
             INTERNATIONAL OIL, CRUDE & PETROLEUM
             PRODUCTS - 1.1%
     50,497  ARC Energy Trust                                           987,966
     18,129  Canadian Natural Resources                                 906,604
     26,292  EnCana                                                   1,261,417
      7,460  Enerplus Resources Fund                                    327,270
     91,376  Imperial Oil                                             3,223,711
     44,374  Penn West Energy Trust                                   1,343,741
     81,336  Petro-Canada                                             3,163,988
     14,295  Precision Drilling Trust                                   321,959
      6,711  Suncor Energy                                              497,365
     11,339  Talisman Energy                                            199,777
                                                                 --------------
                                                                     12,233,798
             MEDIA - 0.6%
     22,755  Cinram International Income Fund                           439,010
     53,684  Rogers Communications Class B                            1,660,800
     61,279  Shaw Communications Class B                              2,177,003
     44,374  Thomson                                                  1,866,831
                                                                 --------------
                                                                      6,143,644
             MINING, METALS & MINERALS - 0.2%
     45,716  AUR Resources                                              882,382
     14,428  Barrick Gold                                               426,978
      5,506  IPSCO                                                      556,777
                                                                 --------------
                                                                      1,866,137




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK - (CONTINUED)
             CANADA - (CONTINUED)
             REAL ESTATE - 0.1%
     11,240  Brookfield Asset Management Class A                        549,199
                                                                 --------------
             RETAIL TRADE - 0.3%
     21,597  Alimentation Couche Tard Class B                           475,406
     19,213  Canadian Tire Class A                                    1,114,635
     38,990  Loblaw                                                   1,704,942
                                                                 --------------
                                                                      3,294,983
             TRANSPORTATION & STORAGE - 0.2%
     55,300  Canadian National Railway                                2,521,541
                                                                 --------------
             Total Canada                                            58,142,970
                                                                 --------------
             CAYMAN ISLANDS  - 0.3%
             AEROSPACE & DEFENSE - 0.2%
     46,672  Garmin                                                   2,343,868
                                                                 --------------
             COMPUTERS/TELECOMMUNICATIONS & OFFICE
             EQUIPMENT - 0.1%
     55,111  Seagate Technology                                       1,492,957
                                                                 --------------
             Total Cayman Islands                                     3,836,825
                                                                 --------------
             PUERTO RICO  - 0.0%
             COMMERCIAL & OTHER BANKS - 0.0%
     22,771  Popular                                                    415,798
                                                                 --------------
             UNITED KINGDOM  - 0.1%
             INSURANCE-LIFE & AGENTS/BROKERS - 0.1%
     17,800  Willis Group Holdings                                      727,308
                                                                 --------------
             UNITED STATES  - 90.8%
             AEROSPACE & DEFENSE - 2.2%
     13,758  Alliant Techsystems (1)                                  1,114,398
     31,351  Boeing                                                   2,807,795
     51,013  General Dynamics                                         3,986,666
     21,642  Goodrich                                                 1,060,891
      9,973  Honeywell International                                    455,666
     51,179  Lockheed Martin                                          4,974,087
     10,803  Northrop Grumman                                           766,365
      9,311  Rockwell Collins                                           635,103
    107,729  United Technologies                                      7,327,727
                                                                 --------------
                                                                     23,128,698
             AUTO COMPONENTS - 0.4%
     39,718  Johnson Controls                                         3,672,326

   Shares                                                            Value $
  --------                                                          ---------
      7,236  Polaris Industries                                         338,356
                                                                 --------------
                                                                      4,010,682
             AUTOMOBILES - 0.5%
     36,814  Harley-Davidson                                          2,513,292
     47,712  Paccar                                                   3,190,501
                                                                 --------------
                                                                      5,703,793
             BEVERAGE & TOBACCO - 3.4%
    152,056  Altria Group                                            13,288,174
     62,614  Anheuser-Busch                                           3,191,436
    196,516  Coca-Cola                                                9,409,186
     46,374  Pepsi Bottling Group                                     1,466,810
    127,918  PepsiCo                                                  8,345,370
     19,474  UST                                                      1,118,586
                                                                 --------------
                                                                     36,819,562
             BUILDING & CONSTRUCTION - 0.6%
      6,097  Beazer Homes USA                                           265,280
     56,729  DR Horton                                                1,648,545
      7,100  Granite Construction                                       380,276
     10,599  KB Home                                                    574,678
     38,305  Lennar Class A                                           2,083,026
     40,443  Masco                                                    1,293,771
                                                                 --------------
                                                                      6,245,576
             BUSINESS SERVICES & COMPUTER SERVICES - 6.5%
     15,686  Adobe Systems (1)                                          609,715
     12,666  Akamai Technologies (1)                                    711,576
     12,582  Anixter International (1)                                  695,407
     34,920  Avery Dennison                                           2,387,131
     39,438  Check Point Software Technologies (1)                      940,991
     21,923  Cognizant Technology Solutions Class A (1)               1,869,813
     65,462  Earthlink (1)                                              478,527
     30,204  Fair Isaac                                               1,202,723
     17,647  Google Class A (1)                                       8,846,441
      7,600  Heartland Payment Systems                                  202,616
    125,730  International Business Machines                         12,466,130
     55,446  Intuit (1)                                               1,743,777
    751,915  Microsoft                                               23,204,097
      4,464  MicroStrategy Class A (1)                                  542,019
    395,959  Oracle (1)                                               6,794,656
     26,926  Parametric Technology (1)                                  533,673
      9,814  Quality Systems (1)                                        416,408
     49,323  RealNetworks (1)                                           526,276
     30,500  Realogy (1)                                                911,950
     25,752  Rent-A-Center (1)                                          758,654




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
             BUSINESS SERVICES & COMPUTER SERVICES - (CONTINUED)
     59,976  Symantec (1)                                             1,062,175
     15,920  United Online                                              223,517
     48,779  Waste Management                                         1,852,626
     36,389  Yahoo! (1)                                               1,030,173
                                                                 --------------
                                                                     70,011,071
             CHEMICALS - 2.1%
     66,212  3M                                                       4,919,552
     53,234  Air Products & Chemicals                                 3,974,450
      3,985  Carlisle                                                   324,538
    116,230  Dow Chemical                                             4,828,194
     26,727  Eastman Chemical                                         1,565,133
      8,808  FMC                                                        685,703
     20,383  Huntsman (1)                                               426,209
     56,213  Lyondell Chemical                                        1,777,455
     15,518  PPG Industries                                           1,028,688
     32,149  Praxair                                                  2,027,316
     13,421  Schulman                                                   280,231
     19,545  UAP Holding                                                489,602
     13,159  Westlake Chemical                                          436,616
                                                                 --------------
                                                                     22,763,687
             COMMERCIAL & OTHER BANKS - 9.9%
    289,941  Bank of America                                         15,245,098
     90,080  Bank of New York                                         3,604,101
    105,590  BB&T                                                     4,462,233
    403,189  Citigroup                                               22,227,810
     22,788  Comerica                                                 1,351,328
     29,443  Corus Bankshares                                           627,136
     78,657  Fifth Third Bancorp                                      3,138,414
     64,817  Huntington Bancshares                                    1,508,940
    250,684  JPMorgan Chase                                          12,767,336
     94,200  Keycorp                                                  3,595,614
     99,736  National City                                            3,775,008
    103,826  Regions Financial                                        3,764,731
     62,783  SunTrust Banks                                           5,217,267
     38,429  U.S. Bancorp                                             1,368,072
    143,685  Wachovia                                                 8,118,202
     94,245  Washington Mutual                                        4,202,385
    302,941  Wells Fargo                                             10,881,641
                                                                 --------------
                                                                    105,855,316
             COMPUTERS/TELECOMMUNICATIONS & OFFICE
             EQUIPMENT - 5.8%
     41,927  Apple Computer (1)                                       3,594,402

   Shares                                                            Value $
  --------                                                          ---------
    403,540  AT&T                                                    15,185,210
     74,907  Avaya (1)                                                  961,057
      7,969  Blackbaud                                                  191,017
     23,739  CDW                                                      1,523,332
    474,581  Cisco Systems (1)                                       12,619,109
     73,550  Corning (1)                                              1,532,782
    222,566  Dell (1)                                                 5,397,225
     47,409  EMC (1)                                                    663,252
    159,976  Hewlett-Packard                                          6,923,761
     16,189  Komag (1)                                                  552,369
     28,377  Lexmark International Class A (1)                        1,788,602
    207,688  Motorola                                                 4,122,607
     41,857  Network Appliance (1)                                    1,573,823
    131,900  Qualcomm                                                 4,967,354
     18,300  Total System Services                                      565,470
     28,939  Western Digital (1)                                        567,204
                                                                 --------------
                                                                     62,728,576
             DIVERSIFIED CONSUMER GOODS/SERVICES - 0.7%
     25,668  Apollo Group Class A (1)                                 1,113,991
     63,173  Archer-Daniels-Midland                                   2,021,536
     26,423  Bunge                                                    2,033,250
     24,194  Nike Class B                                             2,390,609
                                                                 --------------
                                                                      7,559,386
             DIVERSIFIED INDUSTRIAL MANUFACTURING - 0.1%
     22,900  Rockwell Automation                                      1,401,709
                                                                 --------------
             ELECTRIC, GAS UTILITIES & TELEPHONE - 4.9%
     39,089  Alltel                                                   2,395,765
     68,966  American Electric Power                                  3,002,090
    139,690  Centerpoint Energy                                       2,411,049
     30,796  CenturyTel                                               1,380,893
     53,685  Cleco                                                    1,371,115
      8,892  Commonwealth Telephone
               Enterprises                                              375,598
     46,303  Consolidated Edison                                      2,235,509
     30,365  DTE Energy                                               1,408,025
    135,878  Duke Energy                                              2,675,438
     20,887  Embarq                                                   1,159,437
      5,620  EMCOR Group (1)                                            322,700
      1,043  Great Plains Energy                                         32,677
     74,545  KeySpan                                                  3,041,436
     17,209  NiSource                                                   409,574
     33,244  OGE Energy                                               1,287,208
     47,851  Oneok                                                    2,053,286
     47,394  PG&E                                                     2,212,352
     39,410  Progress Energy                                          1,873,551
     27,262  Puget Energy                                               669,555




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
             ELECTRIC, GAS UTILITIES & TELEPHONE - (CONTINUED)
    117,540  Southern                                                 4,293,736
    194,705  Sprint Nextel                                            3,471,590
      7,885  Telephone & Data Systems                                   441,166
      9,898  TXU                                                        535,284
    268,171  Verizon Communications                                  10,329,947
     69,538  Windstream                                               1,034,726
     29,876  WPS Resources                                            1,584,922
     44,145  Xcel Energy                                              1,029,903
                                                                 --------------
                                                                     53,038,532
             ELECTRICAL EQUIPMENT - 0.5%
     12,834  CommScope (1)                                              414,666
     17,816  Eaton                                                    1,395,883
     72,739  Emerson Electric                                         3,271,073
     10,905  General Cable (1)                                          470,333
      8,304  Superior Essex (1)                                         264,981
                                                                 --------------
                                                                      5,816,936
             ELECTRONICS & INSTRUMENT/CONTROL EQUIPMENT - 2.9%
     19,440  Advanced Micro Devices (1)                                 302,292
     28,911  Analog Devices                                             946,835
    108,215  Applied Materials                                        1,918,652
     20,566  Arrow Electronics (1)                                      724,951
     36,992  Avnet (1)                                                1,148,602
     12,990  Broadcom Class A (1)                                       414,641
     29,504  Harris                                                   1,499,393
    447,409  Intel                                                    9,377,693
      6,543  Interdigital Communications (1)                            226,977
     33,788  Kla-Tencor                                               1,663,383
     39,887  Linear Technology                                        1,234,503
     46,386  Maxim Integrated Products                                1,428,689
     47,331  Microchip Technology                                     1,645,225
     58,121  National Semiconductor                                   1,344,339
     23,916  Plantronics                                                471,145
     33,217  Silicon Image (1)                                          401,593
    148,146  Texas Instruments                                        4,620,674
     31,615  Thermo Fisher Scientific (1)                             1,512,778
                                                                 --------------
                                                                     30,882,365
             ENTERTAINMENT, LEISURE & TOYS - 1.5%
      8,928  Ameristar Casinos                                          272,483
     20,721  Brinker International                                      653,747
     15,770  CBRL Group                                                 739,455
        587  Cedar Fair LP                                               16,782
     29,144  Darden Restaurants                                       1,140,696

   Shares                                                            Value $
  --------                                                          ---------
     34,935  International Game Technology                            1,518,275
      9,395  Jack in the Box (1)                                        580,517
    105,839  McDonald's                                               4,693,960
     12,918  Regal Entertainment Group Class A                          290,655
     29,483  Royal Caribbean Cruises                                  1,324,671
     87,573  Starbucks (1)                                            3,059,801
     34,476  Yum! Brands                                              2,068,905
                                                                 --------------
                                                                     16,359,947
             ENVIRONMENTAL SERVICES - 0.1%
     59,724  Allied Waste Industries (1)                                763,870
                                                                 --------------
             FINANCIAL INSTITUTION & SERVICES - 7.8%
     14,344  Advance America Cash Advance Centers                       200,242
      7,549  AllianceBernstein Holding LP                               680,089
     25,752  American Capital Strategies                              1,252,835
     97,254  American Express                                         5,662,128
     38,292  Capital One Financial                                    3,078,677
     34,706  CapitalSource REIT                                         964,480
      3,271  Cbot Holdings Class A (1)                                  552,145
      1,256  Chicago Mercantile Exchange
               Holdings                                                 707,505
     25,102  CIT Group                                                1,480,014
     21,809  Countrywide Financial                                      948,255
      2,907  Eaton Vance                                                 99,710
     93,254  Fannie Mae                                               5,271,649
     89,286  First Data                                               2,219,650
      4,198  Freddie Mac                                                272,576
    647,967  General Electric                                        23,359,210
     40,337  Goldman Sachs Group                                      8,557,898
     51,084  H&R Block                                                1,256,666
     23,282  IndyMac Bancorp                                            905,437
     74,209  Lehman Brothers Holdings                                 6,102,948
     16,800  MCG Capital                                                332,136
     15,302  Mellon Financial                                           654,007
     27,740  Merrill Lynch                                            2,595,354
        503  Moody's                                                     35,995
    101,295  Morgan Stanley                                           8,386,213
     14,583  Nuveen Investments Class A                                 721,859
     13,924  Ocwen Financial (1)                                        196,050
     68,542  Paychex                                                  2,742,365
     29,445  T Rowe Price Group                                       1,413,066
     71,485  TD Ameritrade Holding (1)                                1,264,570
     97,015  Western Union (1)                                        2,167,315
                                                                 --------------
                                                                     84,081,044




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
             FOOD & GROCERY PRODUCTS - 0.9%
     44,700  Campbell Soup                                            1,720,056
     51,816  Dean Foods (1)                                           2,292,858
     31,823  Kellogg                                                  1,567,919
     78,732  Sara Lee                                                 1,350,254
     70,234  Sysco                                                    2,426,584
        311  Wm. Wrigley Jr.                                             16,023
                                                                 --------------
                                                                      9,373,694
             FORESTRY & PAPER PRODUCTS - 0.1%
     31,114  Louisiana-Pacific                                          712,822
      1,634  Neenah Paper                                                55,768
                                                                 --------------
                                                                        768,590
             HEALTH & PERSONAL CARE - 12.9%
    119,677  Abbott Laboratories                                      6,342,881
     30,929  AmerisourceBergen                                        1,620,061
     69,796  Amgen (1)                                                4,911,545
     43,509  Applera - Applied Biosystems
               Group                                                  1,512,373
     12,700  Apria Healthcare Group (1)                                 352,679
     36,775  Baxter International                                     1,826,246
     60,612  Becton Dickinson                                         4,663,487
     41,690  Biogen Idec (1)                                          2,015,295
        266  Biomet                                                      11,268
    174,246  Bristol-Myers Squibb                                     5,016,542
     54,180  Caremark Rx                                              3,319,067
     44,369  Celgene (1)                                              2,381,728
     73,757  Colgate-Palmolive                                        5,037,603
     22,823  Coventry Health Care (1)                                 1,176,526
     52,593  Eli Lilly                                                2,846,333
     16,006  Genentech (1)                                            1,398,444
     41,487  Gilead Sciences (1)                                      2,668,444
     32,752  Hospira (1)                                              1,204,619
     29,023  Humana (1)                                               1,610,777
    237,031  Johnson & Johnson                                       15,833,671
     37,579  Manor Care                                               2,000,706
     70,713  McKesson                                                 3,942,250
     10,100  Medicines (1)                                              309,262
    112,526  Medtronic                                                6,014,515
    197,956  Merck                                                    8,858,531
      5,033  Molina Healthcare (1)                                      155,167
    611,201  Pfizer                                                  16,037,914
    253,466  Procter & Gamble                                        16,442,339
     10,116  PSS World Medical (1)                                      202,522
     32,903  Quest Diagnostics                                        1,726,749

   Shares                                                            Value $
  --------                                                          ---------
     44,639  St. Jude Medical (1)                                     1,908,764
    135,286  UnitedHealth Group                                       7,070,046
      3,393  WellPoint (1)                                              265,943
    109,223  Wyeth                                                    5,396,708
     36,153  Zimmer Holdings (1)                                      3,044,806
                                                                 --------------
                                                                    139,125,811
             HOUSEHOLD DURABLES & APPLIANCES - 0.3%
     17,867  Tempur-Pedic International (1)                             425,235
     24,582  Whirlpool                                                2,247,532
                                                                 --------------
                                                                      2,672,767
             INSURANCE-LIFE & AGENTS/BROKERS - 1.3%
     18,492  Assurant                                                 1,027,785
      5,278  Commerce Group                                             159,290
     10,542  Mercury General                                            549,871
    105,394  Metlife                                                  6,547,075
     30,297  MGIC Investment                                          1,869,931
     29,994  Nationwide Financial Services
               Class A                                                1,639,172
     20,719  Reinsurance Group of America                             1,204,810
      5,285  Safety Insurance Group                                     258,120
      9,360  Selective Insurance Group                                  481,572
      3,184  Triad Guaranty (1)                                         163,976
                                                                 --------------
                                                                     13,901,602
             INTERNATIONAL OIL, CRUDE & PETROLEUM
             PRODUCTS - 8.6%
     86,687  Anadarko Petroleum                                       3,792,556
     56,586  BJ Services                                              1,565,169
    164,995  Chevron                                                 12,024,836
    126,524  ConocoPhillips                                           8,402,459
     62,804  Devon Energy                                             4,401,932
     32,148  EOG Resources                                            2,222,391
    395,489  Exxon Mobil                                             29,305,735
     14,160  GlobalSantaFe                                              821,422
     95,012  Halliburton                                              2,806,654
     41,538  Hess                                                     2,242,637
     10,031  Lone Star Technologies (1)                                 484,999
     59,945  Marathon Oil                                             5,415,431
     48,011  Noble Energy                                             2,564,268
     84,540  Occidental Petroleum                                     3,919,274
     15,938  Oil States International (1)                               459,333
     42,864  Patterson-UTI Energy                                     1,035,166
     54,718  Schlumberger                                             3,474,046
      3,182  SEACOR Holdings (1)                                        322,114
     34,437  Smith International                                      1,366,460
     12,163  Sunoco                                                     767,850
      1,470  Sunoco Logistics Partners LP                                76,661



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
             INTERNATIONAL OIL, CRUDE & PETROLEUM PRODUCTS -
             (CONTINUED)
      4,194  Universal Compression Holdings (1)                         253,485
     56,716  Valero Energy                                            3,078,544
     34,945  Weatherford International (1)                            1,411,079
                                                                 --------------
                                                                     92,214,501
             MACHINERY & ENGINEERING SERVICES - 1.1%
     78,003  Caterpillar                                              4,997,652
     15,328  Cummins                                                  2,062,536
     22,297  Deere                                                    2,235,943
     22,538  Donaldson                                                  793,789
      9,982  Mueller Industries                                         325,114
     18,507  Parker Hannifin                                          1,531,639
        334  W.W. Grainger                                               25,935
                                                                 --------------
                                                                     11,972,608
             MEDIA - 3.2%
     74,451  Clear Channel Communications                             2,704,060
     80,375  Comcast Class A (1)                                      3,562,220
     36,573  Comcast Special Class A (1)                              1,589,463
     24,380  Dow Jones                                                  919,370
     55,156  EchoStar Communications
               Class A (1)                                            2,224,993
     19,481  EW Scripps Class A                                         951,257
     49,744  Gannett                                                  2,892,116
     13,730  Idearc                                                     445,127
     17,019  McGraw-Hill                                              1,141,635
     13,409  Meredith                                                   790,595
     79,130  News Class A                                             1,839,772
     33,134  News Class B                                               810,126
     26,683  Omnicom Group                                            2,807,052
    270,096  Time Warner                                              5,906,999
     29,496  Tribune                                                    900,808
     17,196  Viacom Class B (1)                                         699,361
    129,390  Walt Disney                                              4,550,646
                                                                 --------------
                                                                     34,735,600
             MINING, METALS & MINERALS - 1.4%
     28,688  Ball                                                     1,328,828
     16,189  Commercial Metals                                          438,884
      4,614  Greif Class A                                              527,426
     18,750  Newmont Mining                                             845,625
     54,465  Nucor                                                    3,515,171
     37,011  Phelps Dodge                                             4,574,560

   Shares                                                            Value $
  --------                                                          ---------
     29,843  Plains All American Pipeline LP                          1,607,045
     16,554  Silgan Holdings                                            775,224
     28,688  Southern Copper                                          1,793,000
                                                                 --------------
                                                                     15,405,763
             MISCELLANEOUS BUSINESS SERVICES - 0.1%
     12,327  Manpower                                                   899,008
                                                                 --------------
             MULTI-LINE PROPERTY & CASUALTY INSURANCE - 3.0%
     73,849  Allstate                                                 4,442,756
      6,417  American Financial Group                                   226,648
    143,491  American International Group                             9,821,959
         19  Berkshire Hathaway Class A (1)                           2,090,950
     89,873  Chubb                                                    4,676,991
     69,205  Cincinnati Financial                                     3,096,232
     80,912  Genworth Financial Class A                               2,823,829
     15,529  HCC Insurance Holdings                                     484,971
     32,419  St. Paul Travelers                                       1,648,506
     58,885  WR Berkley                                               1,948,505
     13,652  Zenith National Insurance                                  623,896
                                                                 --------------
                                                                     31,885,243
             REAL ESTATE - 1.8%
     20,000  American Home Mortgage Investment REIT                     698,800
     21,754  Boston Properties REIT                                   2,742,962
     63,713  CB Richard Ellis Group
               Class A (1)                                            2,396,246
     13,159  Federal Realty Investment Trust
               REIT                                                   1,229,314
     31,624  Kimco Realty REIT                                        1,568,550
     18,895  Maguire Properties REIT                                    820,988
     44,122  NorthStar Realty Finance REIT                              778,753
        883  PS Business Parks REIT                                      66,410
     32,476  Public Storage REIT                                      3,532,090
     10,008  Simon Property Group REIT                                1,144,815
     36,422  Vornado Realty Trust REIT                                4,456,232
                                                                 --------------
                                                                     19,435,160
             RETAIL TRADE - 4.9%
     14,341  Abercrombie & Fitch Class A                              1,140,683
     21,465  Best Buy                                                 1,081,836
     12,331  Big 5 Sporting Goods                                       299,520
     12,750  Cabela's (1)                                               305,745
     20,383  Cash America International                                 870,558
     11,408  Cato Class A                                               257,479
     11,240  CKE Restaurants                                            222,215
     90,138  Costco Wholesale                                         5,063,953
     19,125  Dick's Sporting Goods (1)                                  984,746
     40,971  Dollar General                                             694,049



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER NORTH AMERICAN EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2007 (UNAUDITED)

   Shares                                                            Value $
  --------                                                          ---------
             COMMON STOCK - (CONTINUED)
             UNITED STATES - (CONTINUED)
             RETAIL TRADE - (CONTINUED)
     32,882  Dollar Tree Stores (1)                                   1,034,468
     40,950  eBay (1)                                                 1,326,371
     29,760  Family Dollar Stores                                       964,224
     91,057  Home Depot                                               3,709,662
     24,972  JC Penney                                                2,028,725
     79,604  Limited Brands                                           2,224,136
     57,060  Lowe's                                                   1,923,493
     34,786  Office Depot (1)                                         1,300,649
     33,637  PetSmart                                                 1,027,274
      2,265  Sears Holdings (1)                                         400,112
     37,872  Sherwin-Williams                                         2,616,955
        638  Staples                                                     16,409
     84,415  Target                                                   5,179,704
    104,020  TJX                                                      3,075,871
    271,880  Wal-Mart Stores                                         12,965,957
     50,570  Walgreen                                                 2,290,821
                                                                 --------------
                                                                     53,005,615
             TEXTILES & WEARING APPAREL - 0.2%
     28,495  VF                                                       2,161,916
                                                                 --------------
             TRANSPORTATION & STORAGE - 1.1%
     24,868  FedEx                                                    2,745,427
     18,454  General Maritime                                           673,386
     35,186  JB Hunt Transport Services                                 884,224
     19,293  OMI                                                        425,604
      8,125  Overseas Shipholding Group                                 504,806
      7,888  Pacer International                                        245,790
     16,776  Ryder System                                               914,963
     13,841  Skywest                                                    375,645
     66,063  United Parcel Service Class B                            4,775,034
                                                                 --------------
                                                                     11,544,879
                                                                 --------------
             Total United States                                    976,273,507
                                                                 --------------
             TOTAL COMMON STOCK
                (Cost $925,052,749)                               1,052,972,649
                                                                 --------------
 Principal
  Amount $
 ---------
             SHORT-TERM INVESTMENT  - 2.2%
 23,969,252  JPMorgan Chase Bank, N.A.
                Time Deposit (Nassau), 4.83%                         23,969,252
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENT
               (Cost $23,969,252)                                    23,969,252
                                                                 --------------

                                                                     Value $
                                                                    ---------
             TOTAL INVESTMENTS - 100.1%
               (Cost $949,022,001)*                               1,076,941,901
                                                                 --------------
             OTHER ASSETS LESS LIABILITIES - (0.1)%                  (1,373,205)
                                                                 --------------
             NET ASSETS - 100.0%                                 $1,075,568,696
                                                                 ==============

*At January 31, 2007, the tax basis cost of the Fund's investments was $951,633,811, and the unrealized appreciation and depreciation of investments owned by the Fund were $149,585,572 and $(24,277,482), respectively.
(1) Denotes non-income producing security.
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
FUTURES CONTRACTS:

The Fund had the following futures contract outstanding as of January 31, 2007:

                  Number                                                Net
                   of                            Expiration          Unrealized
                Contracts         Value             Date            Appreciation
--------------------------------------------------------------------------------
Short:
 S&P 500           46           $16,594,500        March-07           $173,495
                                                                      ========





--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Except for the matter noted below, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. The registrant's fund accountant has notified the registrant that it identified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities using an automated fair valuation process. The fund accountant has notified the registrant that this control weakness has been corrected.


ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Global Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           --------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: March 19, 2007

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           ------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: March 19, 2007

* Print the name and title of each signing officer under his or her signature.